Loans and Allowance for Credit Losses - Loans Modified as Troubled Debt Restructurings that Defaulted (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan
Financing Receivable, Modified [Line Items]
Number of Loans | loan	9,515	9,771
Amount Defaulted | $	$ 169	$ 128
Total loans, excluding loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Number of Loans | loan	9,233	9,595
Amount Defaulted | $	$ 110	$ 102
Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Number of Loans | loan	282	176
Amount Defaulted | $	$ 59	$ 26
Commercial | Commercial
Financing Receivable, Modified [Line Items]
Number of Loans | loan	767	1,084
Amount Defaulted | $	$ 24	$ 32
Commercial | Commercial real estate
Financing Receivable, Modified [Line Items]
Number of Loans | loan	20	16
Amount Defaulted | $	$ 11	$ 7
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Number of Loans | loan	235	81
Amount Defaulted | $	$ 28	$ 9
Consumer | Credit card
Financing Receivable, Modified [Line Items]
Number of Loans | loan	7,904	7,700
Amount Defaulted | $	$ 42	$ 43
Consumer | Other retail
Financing Receivable, Modified [Line Items]
Number of Loans | loan	307	714
Amount Defaulted | $	$ 5	$ 11